CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
REVENUES	$ 138,577,870	$ 138,900,357	$ 136,104,867
COST OF GOODS SOLD	114,855,259	116,541,972	115,585,803
GROSS PROFIT	23,722,611	22,358,385	20,519,064
Selling expenses	380,945	357,426	327,365
General and administrative expenses	6,958,788	6,155,316	5,263,914
Total Operating Expenses	7,339,733	6,512,742	5,591,279
INCOME FROM OPERATIONS	16,382,878	15,845,643	14,927,785
Financial expenses, net	(2,861,921)	(2,382,405)	(1,621,486)
Other income, net	75,786	297,438	208,071
INCOME BEFORE INCOME TAX	13,596,743	13,760,676	13,514,370
INCOME TAX	(1,568,109)	(1,533,794)	(2,129,387)
NET INCOME	12,028,634	12,226,882	11,384,983
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	952,771	1,137,712	1,005,530
NET INCOME ATTRIBUTABLE TO OSSEN INNOVATION CO., LTD AND SUBSIDIARIES	11,075,863	11,089,170	10,379,453
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation gain (loss)	8,537,550	(1,744,846)	(6,272,303)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	8,537,550	(1,744,846)	(6,272,303)
COMPREHENSIVE INCOME	$ 19,613,413	$ 9,344,324	$ 4,107,150
EARNINGS PER ORDINARY SHARE
Basic and diluted	$ 0.56	$ 0.56	$ 0.52
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic and diluted	19,791,110	19,791,110	19,791,110